Goodwill and Other Intangible Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets developed or acquired	¥ 26,698	¥ 36,015
Weighted average amortization period for acquired intangible assets	5 years	9 years
Aggregate amortization expense	¥ 63,651	¥ 64,913	¥ 65,092
Estimated amortization expense for intangible assets, 2023	54,644
Estimated amortization expense for intangible assets, 2024	45,139
Estimated amortization expense for intangible assets, 2025	38,081
Estimated amortization expense for intangible assets, 2026	31,478
Estimated amortization expense for intangible assets, 2027	21,918
Computer software, intangible asset
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets developed or acquired	¥ 26,342	¥ 25,965
Weighted average amortization period for acquired intangible assets	5 years	5 years